Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 5,111	$ 5,041
Deposits	668	2,320
Other current assets	587	432
Inventory	444
Total current assets	6,810	7,793
Non-Current Assets:
Right of use assets, net	761	1,011
Property, plant and equipment, net	499	506
Total non-current assets	1,260	1,517
Total Assets	8,070	9,310
Current Liabilities:
Trade accounts payables	154	198
Other accounts payables	1,364	1,026
Lease liabilities	277	290
Financial liabilities at fair value	1,575	1,470
Total current liabilities	3,370	2,984
Non-Current Liabilities:
Lease liabilities	378	588
Total non- current liabilities	378	588
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity:
Ordinary shares, no par value: Authorized 100,000,000 ordinary shares as of December 31, 2024 and December 31, 2023; Issued and outstanding 24,252,096 ordinary shares as of December 31, 2024 and 15,652,176 shares as of December 31, 2023
Share capital and additional paid in capital	70,896	61,259
Accumulated losses	(66,574)	(55,521)
Total Shareholders’ Equity	4,322	5,738
Total liabilities and Shareholders’ Equity	$ 8,070	$ 9,310